PROPERTY, PLANT AND EQUIPMENT - Additional Information (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Property
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments contracted	£ 33	£ 14